Contingencies and Commitments - Summary of Ongoing Litigations Related With Contingent Liabilities And Contingent Assets (Details) ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
As the defendant
Litigation Case [Line Items]
Number of cases	722	666
Claim amount	₩ 884,402	₩ 805,227
As the plaintiff
Litigation Case [Line Items]
Number of cases	264	268
Claim amount	₩ 769,772	₩ 571,593